Property and Equipment , Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7. Property and Equipment, Net
Property and equipment, net, as of December 31, 2023 and 2022 was comprised as follows (in thousands):

		December 31,
	Estimated Useful Life (in Years)	2023	2022
Laboratory equipment	5	$11,187	$8,441

Furniture and office equipment	4	481	477

Computer equipment	3	241	213

Leasehold improvements	Shorter of useful life or remaining lease term	3,356	2,941

Construction in progress		8,242	2,049

Total property and equipment, gross		23,507	14,121

Less: accumulated depreciation		(7,842)	(4,255)

Total property and equipment, net		$15,665	$9,866

As of December 31, 2023 and 2022, the Company had construction in progress of $8.2 million and $2.0 million, predominately related to laboratory equipment received but not yet installed and capitalizable costs related to the Company’s future corporate headquarters.
Depreciation expense for the years ended December 31, 2023 and 2022 was $3.6 million and $2.5 million, respectively.